Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
LEASE LIABILITIES
Schedule of lease liabilities

	Current			Non-Current
Lease liability	12-31-2025 ThUS$	12-31-2024 ThUS$	01-01-2024 ThUS$	12-31-2025 ThUS$	12-31-2024 ThUS$	01-01-2024 ThUS$
Lease liability	41,518	26,982	27,520	368,679	268,670	278,097
Total	41,518	26,982	27,520	368,679	268,670	278,097

Schedule of individualization of lease liabilities

									12-31-2025
									Maturiry			Maturity
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Company	Country	Currency	Effective Interest Rate	Maturity	Less than 90 days ThUS$	More than 90 days ThUS$	Total Current ThUS$	One to two years ThUS$	Two to three years ThUS$	Three to four years ThUS$	Four to five years ThUS$	More than five years ThUS$	Total Non- Current
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	Monthly	11	23	34	31	32	33	33	153	282
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	Monthly	25	44	69	59	60	62	63	228	472
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	0.10%	Biannual	6	7	13	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	78.086.990-9	Inversiones San Isidro	Chile	UF	2.86%	Monthly	14	—	14	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	77.088.295-8	Consultoria y transpor.	Chile	UF	4.15%	Monthly	10	25	35	35	36	27	—	—	98
91.081.000-6	Enel Generación Chile S.A.	Chile	81.591.800-2	Cuerpo de bomberos Quillota	Chile	UF	2.86%	Monthly	7	—	7	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	76.409.056-k	Ald Automotive LTDA	Chile	UF	3.92%	Monthly	88	348	436	481	500	258	—	—	1,239
91.081.000-6	Enel Generación Chile S.A.	Chile	96.775.780-2	Compañía de Leasing Tattersall SA	Chile	UF	3.92%	Monthly	50	345	395	478	406	291	—	—	1,175
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	Mutual de Seguros de Chile	Chile	UF	1.91%	Monthly	18	61	79	24	—	—	—	—	24
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	Capital Investi	Chile	UF	1.91%	Monthly	22	50	72	27	—	—	—	—	27
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	Empresa de Transporte de Pasajeros Metro S.A.	Chile	US$	5.99%	Annual	—	220	220	106	112	119	126	667	1,130
96.800.570-7	Enel Distribución Chile S.A.	Chile	99.530.420-1	Inmobiliaria Nialem S.A.	Chile	UF	0.40%	Monthly	64	137	201	229	241	254	76	—	800
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	Inversiones Don Issa Ltda.	Chile	UF	1.87%	Monthly	18	83	101	111	112	112	69	—	404
96.800.570-7	Enel Distribución Chile S.A.	Chile	78.844.390-0	Poliplast	Chile	UF	5.36%	Monthly	13	—	13	2	—	—	—	—	2
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	Inmobiliaria El Roble S.A.	Chile	UF	0.79%	Monthly	22	65	87	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.085.228-7	Rentas Fonsaso	Chile	UF	5.37%	Monthly	96	282	378	226	—	—	—	—	226
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.409.056-k	ALD Automovile Ltda.	Chile	UF	5.16%	Monthly	110	138	248	343	183	107	—	—	633
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.775.780-2	Compañía de Leasing Tattersall S.A.	Chile	UF	5.16%	Monthly	62	159	221	222	234	137	—	—	593
96.800.570-7	Enel Distribución Chile S.A.	Chile	77.744.291-0	Morillo Energy Rent SPA	Chile	CLP	6.10%	Monthly	640	643	1,283	433	—	—	—	—	433
96.800.570-7	Enel Distribución Chile S.A.	Chile	77.030.540-3	Lureye Arriendos SPA	Chile	CLP	6.78%	Monthly	1,639	1,101	2,740	1,668	—	—	—	—	1,668
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	EUR	5.01%	Annual	—	873	873	313	329	345	363	1,284	2,634
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	3.29%	Annual	4,236	16,960	21,196	5,816	5,976	6,166	6,381	210,938	235,277
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.364.150-3	Inversiones Interover Sur S.A.	Chile	UF	3.83%	Annual	34	182	216	70	73	76	78	1,287	1,584
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.400.311-K	Fundo Los Buenos Aires SpA	Chile	UF	2.54%	Annual	333	—	333	121	124	127	131	1,185	1,688
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.704.494-2	Pablo Rioseco y Otros	Chile	UF	4.94%	Annual	31	—	31	6	6	7	7	102	128
76.412.562-2	Enel Green Power Chile S.A.	Chile	10.249.202-1	Juan Rioseco y Otra	Chile	UF	3.91%	Annual	49	—	49	13	14	15	15	167	224
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.704.494-2	Pablo Rioseco y Otros	Chile	UF	4.94%	Annual	12	—	12	3	3	3	4	34	47
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.40%	Annual	144	—	144	27	28	29	31	287	402
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.94%	Annual	93	—	93	27	28	29	31	319	434
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4.94%	Annual	8	—	8	13	13	14	15	146	201
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4.94%	Annual	22	—	22	4	5	5	5	76	95
76.412.562-2	Enel Green Power Chile S.A.	Chile	99.576.780-5	Sucesión Aguilera Parada	Chile	UF	4.47%	Annual	278	—	278	76	80	84	88	1,119	1,447
76.412.562-2	Enel Green Power Chile S.A.	Chile	9.433.580-7	Macarena Rioseco	Chile	UF	3.91%	Annual	35	—	35	6	7	7	—	—	20
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.170.091-K	Multicenter SpA	Chile	UF	5.95%	Annual	19	—	19	110	115	120	86	625	1,056
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.064.627-K	Forestal Danco	Chile	UF	5.92%	Annual	—	51	51	108	115	121	129	2,012	2,485
76.412.562-2	Enel Green Power Chile S.A.	Chile	96.629.120-6	Agrícola Esmeralda S.A.	Chile	UF	5.30%	Annual	—	1,049	1,049	64	68	71	75	8,712	8,990
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.238.102-8	Crucero Este Uno SpA	Chile	UF	2.96%	Annual	—	26	26	40	41	42	42	938	1,103
76.412.562-2	Enel Green Power Chile S.A.	Chile	99.576.780-5	Inversiones e Inmobiliaria Itraque S.A.	Chile	UF	3.70%	Annual	453	—	453	5	5	5	5	288	308
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.771.340-6	Agrícola el Tapial Ltda.	Chile	UF	3.70%	Annual	11	—	11	17	17	18	19	778	849
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.121.031-K	Sergio Jose Retamal Iglesias	Chile	UF	5.72%	Annual	—	32	32	51	54	58	61	2,722	2,946
76.412.562-2	Enel Green Power Chile S.A.	Chile	6.372.943-4	Francisco Javier Ovalle Irarrazaval	Chile	UF	3.70%	Annual	665	—	665	131	134	138	141	907	1,451
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.745.330-7	Soc. Agricola Ancona Ltda.	Chile	US$	0.07%	Annual	—	142	142	335	685	686	686	18,711	21,103
76.412.562-2	Enel Green Power Chile S.A.	Chile	84.810.200-2	Huertos Carmen Sociedad Agricola Lt	Chile	US$	0.07%	Annual	—	38	38	128	262	262	262	7,150	8,064
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.412.950-2	Inverko S A	Chile	UF	5.70%	Annual	8	29	37	28	—	—	—	—	28
76.412.562-2	Enel Green Power Chile S.A.	Chile	7.256.021-3	Alicia Veronica Freire Hermosilla	Chile	UF	4.94%	Annual	—	56	56	57	60	63	66	2,048	2,294
76.412.562-2	Enel Green Power Chile S.A.	Chile	96.637.810-7	Bosques Cautín S.A.	Chile	UF	5.75%	Annual	145	—	145	146	154	163	173	7,269	7,905
76.412.562-2	Enel Green Power Chile S.A.	Chile	96.637.810-7	Bosques Cautín S.A.	Chile	UF	2.32%	Annual	—	173	173	175	179	183	187	5,515	6,239
76.412.562-2	Enel Green Power Chile S.A.	Chile	6.968.166-2	Luis Fernando Topali Galvan	Chile	UF	2.62%	Annual	152	—	152	116	119	122	125	3,215	3,697
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.663.046-2	Inversiones CBO y Compañía	Chile	UF	5.71%	Annual	123	—	123	21	22	24	25	1,852	1,944
76.412.562-2	Enel Green Power Chile S.A.	Chile	6.329.938-3	Maria Ines Beltran Navarro	Chile	UF	3.62%	Annual	—	579	579	32	33	34	35	1,273	1,407
76.412.562-2	Enel Green Power Chile S.A.	Chile	7.840.909-6	Juan Jose Gajardo Esparza	Chile	UF	1.85%	Annual	—	164	164	53	54	54	56	1,195	1,412
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.416.292-7	Agricola La Campana Ltda.	Chile	UF	1.38%	Annual	—	49	49	50	50	51	52	1,065	1,268
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.755.040-K	Inmobiliaria Silfran Ltda.	Chile	UF	4.30%	Annual	48	—	48	19	20	21	21	911	992
76.412.562-2	Enel Green Power Chile S.A.	Chile	8.287.566-2	Audolia Alveal & Otros	Chile	CLP	6.38%	Annual	18	—	18	7	7	8	8	209	239
76.412.562-2	Enel Green Power Chile S.A.	Chile	4.503.432-1	Carmen Pinochet (Inosca)	Chile	UF	6.38%	Annual	6	—	6	—	—	—	5	135	140
76.412.562-2	Enel Green Power Chile S.A.	Chile	10.879.279-5	Javier Saavedra Duhart	Chile	UF	6.38%	Annual	47	—	47	4	4	5	5	124	142
76.412.562-2	Enel Green Power Chile S.A.	Chile	11.583.044-9	Eduardo Saavedra Duhart	Chile	UF	6.38%	Annual	4	—	4	4	4	5	5	124	142
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.690.982-5	Palpana Campos SpA	Chile	UF	6.38%	Annual	14	—	14	4	5	5	5	167	186
76.412.562-2	Enel Green Power Chile S.A.	Chile	10.379.851-5	Nicolás Sánchez Lecares	Chile	UF	1.43%	Annual	—	74	74	65	66	67	68	1,409	1,675
76.412.562-2	Enel Green Power Chile S.A.	Chile	7.256.021-3	Alicia Veronica Freire Hermosilla	Chile	UF	5.80%	Annual	—	16	16	7	8	8	9	382	414
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.018.840-K	Monica de la Cruz Fuster Lopez	Chile	UF	2.54%	Annual	32	—	32	20	20	20	20	395	475
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.823.948-8	Maria Edifilia Mondaca Galaz	Chile	UF	2.54%	Annual	28	—	28	22	22	22	22	589	677
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.909.880-6	Agricola y Ganadera San Raimundo	Chile	UF	2.50%	Annual	—	298	298	280	287	294	302	8,976	10,139
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.409.056-k	ALD Automotive Ltda.	Chile	UF	5.16%	Monthly	103	446	549	433	456	81	—	—	970
76.412.562-2	Enel Green Power Chile S.A.	Chile	96.775.780-2	Compañía de Leasing Tattersall S.A.	Chile	UF	5.16%	Monthly	48	131	179	183	187	28	—	—	398
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	US$	4.61%	Annual	1,239	—	1,239	503	526	550	576	2,721	4,876
76.536.353-5	Enel Chile S.A.	Chile	76.203.473-5	Territoria Apoquindo S:A	Chile	UF	4.17%	Monthly	1,166	3,735	4,901	5,197	5,521	5,757	2,792	—	19,267
76.536.353-5	Enel Chile S.A.	Chile	96.839.400-2	Inversiones San Jorge	Chile	UF	4.34%	Monthly	135	22	157	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	96.775.780-2	Compañía de Leasing Tattersall SA	Chile	UF	3.92%	Monthly	3	5	8	7	2	2	—	—	11
			Total						12,657	28,861	41,518	19,392	17,904	17,395	13,579	300,409	368,679

									12-31-2024
									Maturiry			Maturity
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Company	Country	Currency	Effective Interest Rate	Maturity	Less than 90 days ThUS$	More than 90 days ThUS$	Total Current ThUS$	One to two years ThUS$	Two to three years ThUS$	Three to four years ThUS$	Four to five years ThUS$	More than five years ThUS$	Total Non- Current
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	Monthly	7	17	24	27	28	28	29	153	265
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	Monthly	12	38	50	51	52	53	54	382	592
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	0.10%	Biannual	6	6	12	12	—	—	—	—	12
91.081.000-6	Enel Generación Chile S.A.	Chile	78.086.990-9	Inversiones San Isidro	Chile	UF	2.86%	Monthly	2	5	7	1	—	—	—	—	1
91.081.000-6	Enel Generación Chile S.A.	Chile	77.088.295-8	Consultoria y transpor.	Chile	UF	4.15%	Monthly	7	22	29	30	31	32	14	—	107
91.081.000-6	Enel Generación Chile S.A.	Chile	81.591.800-2	Cuerpo de bomberos Quillota	Chile	UF	2.86%	Monthly	1	4	5	1	—	—	—	—	1
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	Mutual de Seguros de Chile	Chile	UF	1.91%	Monthly	23	61	84	97	—	—	—	—	97
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	Capital Investi	Chile	UF	1.91%	Monthly	19	55	74	86	—	—	—	—	86
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	Empresa de Transporte de Pasajeros Metro S.A.	Chile	US$	5.99%	Annual	—	264	264	104	105	112	118	503	942
96.800.570-7	Enel Distribución Chile S.A.	Chile	99.530.420-1	Inmobiliaria Nialem S.A.	Chile	UF	0.40%	Monthly	58	—	58	19	—	—	—	—	19
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	Inversiones Don Issa Ltda.	Chile	UF	1.87%	Monthly	4	16	20	56	—	—	—	—	56
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	Inmobiliaria Mixto Renta Spa	Chile	UF	7.10%	Monthly	29	86	115	18	—	—	—	—	18
96.800.570-7	Enel Distribución Chile S.A.	Chile	78.844.390-0	Poliplast	Chile	UF	5.36%	Monthly	11	34	45	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	Inmobiliaria El Roble S.A.	Chile	UF	0.79%	Monthly	19	57	76	12	—	—	—	—	12
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.378.333-2	Inmobiliaria Fernandez	Chile	UF	7.13%	Monthly	26	69	95	76	—	—	—	—	76
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.409.056-k	ALD Automovile Ltda.	Chile	UF	5.29%	Monthly	9	27	36	34	—	—	—	—	34
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	EUR	5.01%	Annual	—	738	738	263	276	290	304	1,395	2,528
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	3.13%	Annual	3,724	13,412	17,136	4,510	4,655	5,103	5,250	184,018	203,536
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.364.150-3	Inversiones Interover Sur S.A.	Chile	UF	3.83%	Annual	82	107	189	60	62	64	66	1,192	1,444
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.400.311-K	Fundo Los Buenos Aires SpA	Chile	UF	2.54%	Annual	286	—	286	104	106	109	112	1,138	1,569
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.704.494-2	Pablo Rioseco y Otros	Chile	UF	4.94%	Annual	32	—	32	5	5	6	6	88	110
76.412.562-2	Enel Green Power Chile S.A.	Chile	10.249.202-1	Juan Rioseco y Otra	Chile	UF	3.91%	Annual	44	—	44	11	12	12	13	153	201
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.704.494-2	Pablo Rioseco y Otros	Chile	UF	4.94%	Annual	10	—	10	3	3	3	3	44	56
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.40%	Annual	130	—	130	22	23	25	26	247	343
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.94%	Annual	81	—	81	22	23	25	26	303	399
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4.94%	Annual	17	—	17	11	11	12	12	154	200
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4.94%	Annual	27	—	27	4	4	4	4	71	87
76.412.562-2	Enel Green Power Chile S.A.	Chile	99.576.780-5	Sucesión Aguilera Parada	Chile	UF	4.47%	Annual	244	—	244	64	67	70	74	971	1,246
76.412.562-2	Enel Green Power Chile S.A.	Chile	9.433.580-7	Macarena Rioseco	Chile	UF	3.91%	Annual	32	—	32	5	6	6	6	80	103
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.170.091-K	Multicenter SpA	Chile	UF	5.95%	Annual	—	553	553	211	630	—	—	—	841
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.423.282-6	Sociedad Agrícola La Cruz	Chile	UF	4.29%	Annual	2	—	2	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.064.627-K	Forestal Danco	Chile	UF	5.92%	Annual	—	59	59	305	95	101	107	5,769	6,377
76.412.562-2	Enel Green Power Chile S.A.	Chile	7.872.865-5	Paulina Camus Bories	Chile	UF	3.35%	Annual	—	8	8	54	56	59	63	228	460
76.412.562-2	Enel Green Power Chile S.A.	Chile	96.629.120-6	Agricola Esmeralda	Chile	UF	5.30%	Annual	578	—	578	56	58	59	63	6,895	7,131
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.238.102-8	Crucero Este Uno SpA	Chile	UF	2.96%	Annual	—	28	28	42	42	43	44	724	895
76.412.562-2	Enel Green Power Chile S.A.	Chile	84.810.200-8	Huertos Carmen Sociedad Agrícola Limitada	Chile	US$	3.61%	Annual	27	—	27	45	—	—	—	—	45
76.412.562-2	Enel Green Power Chile S.A.	Chile	99.576.780-5	Inversiones E Inmobiliaria Itraque S.A.	Chile	UF	3.70%	Annual	9	—	9	4	4	4	4	278	294
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.771.340-6	Agricola El Tapial Ltda.	Chile	UF	3.70%	Annual	—	28	28	14	15	15	16	634	694
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.121.031-K	Sergio Jose Retamal Iglesias	Chile	UF	5.72%	Annual	198	—	198	43	45	48	51	3,024	3,211
76.412.562-2	Enel Green Power Chile S.A.	Chile	6.372.943-4	Francisco Javier Ovalle Irarrazabal	Chile	UF	3.70%	Annual	—	88	88	21	21	22	23	927	1,014
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.412.950-2	Inverko S.A.	Chile	UF	5.70%	Annual	46	—	46	30	31	31	32	750	874
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.745.330-7	Soc. Aagricola Ancona Ltda.	Chile	US$	0.07%	Annual	—	8	8	128	128	261	261	7,398	8,176
76.412.562-2	Enel Green Power Chile S.A.	Chile	84.810.200-2	Huertos Carmen Soc. Agricola Lt.	Chile	US$	0.07%	Annual	2	—	2	29	17	—	—	—	46
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.769.393-1	Rentas Coquimbo SpA	Chile	UF	7.74%	Annual	28	—	28	—	—	—	—	—	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	EUR	4.61%	Annual	991	—	991	311	325	340	356	2,183	3,515
76.536.353-5	Enel Chile S.A.	Chile	76.203.473-5	Territoria Apoquindo S:A	Chile	UF	4.17%	Monthly	1,115	3,152	4,267	4,360	4,575	4,860	5,068	2,077	20,940
76.536.353-5	Enel Chile S.A.	Chile	96.839.400-2	Inversiones San Jorge	Chile	UF	4.34%	Monthly	58	44	102	17	—	—	—	—	17
			Total						7,996	18,986	26,982	11,378	11,511	11,797	12,205	221,779	268,670

									01-01-2024
									Maturiry			Maturity
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Company	Country	Currency	Effective Interest Rate	Maturity	Less than 90 days ThUS$	More than 90 days ThUS$	Total Current ThUS$	One to two years ThUS$	Two to three years ThUS$	Three to four years ThUS$	Four to five years ThUS$	More than five years ThUS$	Total Non- Current
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	Monthly	4	21	25	29	29	30	31	193	312
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	Monthly	15	40	55	54	55	57	58	394	618
91.081.000-6	Enel Generación Chile S.A.	Chile	99.527.200-8	Rentaequipos Tramaca S.A.	Chile	UF	0.83%	Monthly	165	—	165	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S A.	Chile	UF	0.83%	Monthly	13	—	13	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	0.10%	Biannual	6	6	12	13	13	—	—	—	26
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	Mutual de Seguros de Chile	Chile	UF	1.91%	Monthly	17	72	89	98	98	—	—	—	196
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	Capital Investi	Chile	UF	1.91%	Monthly	21	59	80	80	73	—	—	—	153
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.253.641-2	Bcycle Latam S.P.A	Chile	CLP	6.24%	Annual	114	—	114	21	—	—	—	—	21
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	Empresa de Transporte de Pasajeros Metro S.A.	Chile	US$	5.99%	Annual	—	374	374	94	99	105	112	862	1,272
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	Compañia de Leasing Tattersall S. A.	Chile	UF	1.41%	Monthly	15	—	15	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	99.530.420-1	Inmobiliaria Nialem S.A.	Chile	UF	0.40%	Monthly	22	188	210	105	—	—	—	—	105
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	Inversiones Don Issa Ltda.	Chile	UF	1.87%	Monthly	199	79	278	70	—	—	—	—	70
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.203.089-6	Rentas Inmobiliarias Amanecer S.A.	Chile	UF	2.84%	Monthly	8	56	64	30	—	—	—	—	30
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	Inmobiliaria Mixto Renta Spa	Chile	UF	3.78%	Monthly	13	—	13	24	—	—	—	—	24
96.800.570-7	Enel Distribución Chile S.A.	Chile	78.844.390-0	Poliplast	Chile	UF	5.36%	Monthly	12	35	47	48	12	—	—	—	60
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	Inmobiliaria El Roble S.A.	Chile	UF	0.79%	Monthly	27	61	88	82	83	—	—	—	165
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.378.333-2	Inmobiliaria Fernandez	Chile	UF	7.13%	Monthly	27	79	106	112	—	—	—	—	112
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	3.03%	Annual	3,251	14,219	17,470	3,818	4,618	4,532	4,686	198,702	216,356
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	EUR	5.02%	Annual	—	753	753	266	279	293	308	1,769	2,915
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.400.311-K	Fundo Los Buenos Aires SpA	Chile	UF	2.54%	Annual	304	—	304	110	113	115	118	1,519	1,975
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4.94%	Annual	67	—	67	11	11	12	12	215	261
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4.94%	Annual	56	—	56	14	15	16	16	261	322
76.412.562-2	Enel Green Power Chile S.A.	Chile	4.595.479-K	Adriana Castro Parra	Chile	UF	4.94%	Annual	136	—	136	23	24	26	27	391	491
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.94%	Annual	86	—	86	23	24	25	27	395	494
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4.94%	Annual	24	—	24	11	12	12	13	200	248
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4.94%	Annual	285	—	285	70	73	77	81	1,343	1,644
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.259.106-5	Inmobiliaria Terra Australis Tres S.A.	Chile	UF	6.39%	Biannual	30	167	197	63	65	67	70	1,406	1,671
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.938.160-5	Soc. Serv. Com. Multiservice F.L.	Chile	UF	2.94%	Annual	—	95	95	351	—	—	—	906	1,257
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.064.627-K	Fortestal Danco	Chile	UF	2.42%	Annual	—	172	172	46	47	48	50	2,319	2,510
76.412.562-2	Enel Green Power Chile S.A.	Chile	96.629.120-6	Agricola Esmeralda	Chile	UF	5.24%	Annual	—	117	117	64	64	64	64	8,083	8,339
76.412.562-2	Enel Green Power Chile S.A.	Chile	84.810.200-8	Huertos Carmen Sociedad Agrícola Limitada	Chile	US$	3.56%	Annual	34	—	34	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	99.576.780-5	Inversiones E Inmobiliaria Itraque S.A.	Chile	UF	3.70%	Annual	56	—	56	4	4	5	5	150	168
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.412.950-2	Inverko S A	Chile	UF	5.70%	Annual	9	17	26	29	31	27	—	—	87
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.771.340-6	Agricola El Tapial Ltda.	Chile	UF	3.70%	Annual	—	34	34	15	15	16	17	699	762
76.412.562-2	Enel Green Power Chile S.A.	Chile	6.372.943-4	Francisco Javier Ovalle Irarrazabal	Chile	UF	3.70%	Annual	43	—	43	22	22	23	24	1,022	1,113
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.121.031-K	Sergio Jose Retamal Iglesias	Chile	UF	5.71%	Annual	161	—	161	44	46	49	52	3,261	3,452
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	EUR	4.61%	Annual	993	—	993	316	330	346	361	2,038	3,391
76.536.353-5	Enel Chile S.A.	Chile	76.203.473-5	Territoria Apoquindo S:A	Chile	UF	4.17%	Monthly	1,183	3,294	4,477	4,550	4,744	4,978	5,288	7,760	27,320
76.536.353-5	Enel Chile S.A.	Chile	96.839.400-2	Inversiones San Jorge	Chile	UF	4.34%	Monthly	44	142	186	157	—	—	—	—	157
			Total						7,440	20,080	27,520	10,867	10,999	10,923	11,420	233,888	278,097

Summary of estimation of undiscounted debt cash flows

			12-31-2025									12-31-2024									01-01-2024
			Maturity			Maturity						Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	0.32%	41	1,147	1,188	1,277	1,265	1,252	1,239	30,987	36,019	50	271	321	311	339	334	328	6,929	8,241	317	690	1,007	248	234	224	215	1,094	2,015
Chile	EUR	4.75%	1,293	716	2,009	1,299	1,254	1,208	1,163	4,537	9,461	796	652	1,448	872	843	814	784	3,702	7,015	325	-	325	419	406	392	379	1,986	3,582
Chile	UF	3.51%	10,361	31,821	42,182	30,278	28,033	25,939	20,381	534,550	639,181	7,799	20,713	28,512	21,300	20,273	19,420	18,937	431,020	510,950	7,563	25,633	33,196	25,055	24,067	23,279	22,765	505,577	600,743
Chile	CLP	6.24%	2,296	1,744	4,041	2,108	7	8	8	209	2,340	-	-	-	-	-	-	-	-	-	114	-	114	21	-	-	-	-	21

Total			13,991	35,428	49,419	34,962	30,559	28,407	22,791	570,283	687,001	8,645	21,636	30,281	22,483	21,455	20,568	20,049	441,651	526,206	8,319	26,323	34,642	25,743	24,707	23,895	23,359	508,657	606,361